CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF KEY FINANCIAL PERFORMANCE OF SEGMENTS

Key financial performance measures of the segments are as follows:

Year ended June 30, 2024

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,170,765	1,020,338	285,495	112,708	3,589,306
Inter segment elimination	—	(125,695)	(2,376)	—	(128,071)

Revenue after elimination	2,170,765	894,643	283,119	112,708	3,461,235

Segment profit (loss)	558,696	54,890	94,050	(65,781)	641,855

Unallocated corporate expenses	—	—	—	—	(493,621)
Finance costs	—	—	—	—	(21,607)
Share of loss of investments in an associate	—	—	—	—	(1,061)
Gain on disposal of a subsidiary	—	—	—	—	94,000
Other income	—	—	—	—	16,448
Other expense	—	—	—	—	(4,412)
Profit before income tax expense	—	—	—	—	231,602

Other items:
Depreciation of property and equipment	—	4,395	47,063	8,812	60,270
Unallocated depreciation of property and equipment	—	—	—	—	6,340
Investments in an associate	—	2,939	—	—	2,939
Capital expenditures	—	—	—	98,489	98,489

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Year ended June 30, 2025

	Consultancy and management	Events curation	Sub- leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,553,139	968,082	69,722	92,478	3,683,421
Inter segment elimination	(72,837)	(69,286)	(2,376)	—	(144,499)

Revenue after elimination	2,480,302	898,796	67,346	92,478	3,538,922

Segment profit (loss)	591,537	(14,643)	23,665	(29,903)	570,656

Unallocated corporate expenses	—	—	—	—	(644,707)
Finance income	—	—	—	—	180
Finance cost	—	—	—	—	(21,965)
Share of profit of investments in an associate	—	—	—	—	13,963
Other income	—	—	—	—	182,391
Other expense	—	—	—	—	(51,293)
Profit before income tax expense	—	—	—	—	49,225

Other items:
Depreciation of property and equipment	47,302	7,227	246	7,346	62,121
Unallocated depreciation of property and equipment	—	—	—	—	7,632
Capital expenditures	—	—	—	46,077	46,077

Year ended June 30, 2026

	Consultancy and management	Events curation	Sub- leasing	Restaurant operation	Total	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Revenue	2,185,203	997,233	104,929	73,095	3,360,460	20,666
Inter segment elimination	(88,437)	(102,546)	(2,376)	—	(193,359)	(1,189)

Revenue after elimination	2,096,766	894,687	102,553	73,095	3,167,101	19,477

Segment profit (loss)	263,448	28,229	45,356	(30,405)	306,628	1,886

Unallocated corporate expenses	—	—	—	—	(986,178)	(6,064)
Finance income	—	—	—	—	265	2
Finance cost	—	—	—	—	(18,459)	(114)
Share of profit of investments in an associate	—	—	—	—	20,071	123
Gain on disposal of investments in an associate	—	—	—	—	385,517	2,371
Fair value change on financial assets at fair value through profit or loss	—	—	—	—	(39,180)	(241)
Other income	—	—	—	—	432,343	2,659
Other expense	—	—	—	—	(16,713)	(103)
Profit before income tax expense	—	—	—	—	84,294	519

Other items:
Depreciation of property and equipment	5,888	51,416	—	2,864	60,168	370
Unallocated depreciation of property and equipment	—	—	—	—	6,850	42
Capital expenditures	—	—	—	49,095	49,095	302

SCHEDULE OF CASH AND CASH EQUIVALENTS

The following table summarizes cash and cash equivalents:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Bank deposits	6,572	112,938	695
Time deposits with banks	4,600	5,803	36
Cash on hand	2,176	913	5
Total	13,348	119,654	736